Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000097933 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000097933 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097933 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097933 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097933 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097933 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097933 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097933 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097933 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097933 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097933 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097933 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097933 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000097933 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000097933 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000097933 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.80%
C000097933 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.30%
C000097932 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000097932 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097932 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097932 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097932 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097932 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000097932 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097932 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097932 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097932 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097932 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097932 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097932 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000097932 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000097932 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000097932 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.80%
C000097932 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.30%
C000112453 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112453 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112453 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000112453 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112453 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112453 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112453 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112453 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112453 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112453 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112453 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112453 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112453 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000112453 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000112453 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000112453 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.80%
C000112453 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.30%
C000112454 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112454 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112454 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000112454 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112454 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112454 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112454 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112454 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112454 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112454 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112454 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112454 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112454 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000112454 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000112454 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000112454 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.80%
C000112454 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.30%
C000158840 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158840 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158840 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158840 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158840 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158840 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158840 | 92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158840 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158840 | 92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158840 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158840 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158840 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158840 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000158840 | Equity
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000158840 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158840 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.80%
C000158840 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.30%
C000097936 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097936 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000097936 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097936 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097936 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097936 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097936 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097936 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097936 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097936 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097936 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097936 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097936 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097936 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097936 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000097936 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000097936 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000097937 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097937 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000097937 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097937 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097937 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097937 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097937 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097937 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097937 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097937 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097937 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097937 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097937 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097937 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000097937 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000097937 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000097937 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000112457 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000112457 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000112457 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112457 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112457 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112457 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112457 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112457 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112457 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112457 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112457 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112457 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112457 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112457 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000112457 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000112457 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000112457 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000112458 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000112458 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000112458 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112458 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112458 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112458 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112458 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112458 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112458 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112458 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112458 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112458 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112458 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112458 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000112458 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000112458 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000112458 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000158842 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000158842 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000158842 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158842 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158842 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158842 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158842 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158842 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158842 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158842 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158842 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158842 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000158842 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000158842 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000158842 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158842 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000158842 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.60%
C000097934 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097934 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000097934 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000097934 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097934 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097934 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097934 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097934 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097934 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097934 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097934 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097934 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097934 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000097934 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000097934 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	4.50%
C000097934 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000097934 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000097935 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000097935 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000097935 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000097935 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097935 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097935 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097935 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097935 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097935 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097935 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097935 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097935 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097935 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000097935 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000097935 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	4.50%
C000097935 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000097935 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000112455 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112455 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000112455 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000112455 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112455 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112455 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112455 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112455 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112455 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112455 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112455 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112455 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000112455 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000112455 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000112455 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	4.50%
C000112455 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000112455 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000112456 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112456 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000112456 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000112456 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112456 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000112456 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112456 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112456 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112456 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112456 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112456 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112456 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000112456 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000112456 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000112456 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	4.50%
C000112456 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000112456 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000158841 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158841 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000158841 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000158841 | 464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158841 | 78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158841 | 78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158841 | 46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158841 | 78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158841 | 33939L407 | FlexShares Global Upstream Natural Resources Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158841 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158841 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158841 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000158841 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000158841 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000158841 | InvestmentType_Collateral for Securities Loaned
Holdings [Line Items]
Percent of Total Investments	4.50%
C000158841 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	84.50%
C000158841 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.00%